Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 92,715,512		$ 209,587,705
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	12,017,844		13,765,853
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	3,284,942		3,284,942
Debt Securities	2,753,081		11,336,935
LI Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	97,911		50,000
Debt Securities	117,385		180,159
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	4,192,612		4,192,612
Debt Securities	3,725,576		15,002,895
LIII Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		100,000
Debt Securities	64,545		363,310
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	4,779,859		4,779,859
Debt Securities	6,175,447		17,030,380
LIV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	83,000		135,000
Debt Securities	106,993		472,950
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		10,141,234	10,141,234
Debt Securities	6,195,912		26,039,365
LV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		2,585,727
Debt Securities	57,920		8,742,567
LVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,512,200		8,437,300
Debt Securities	11,129,223		28,576,596
LVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		189,000
Debt Securities	58,750		658,014
LVIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,214,678
Debt Securities	4,641,269
LVIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	49,625
Debt Securities	59,867
LIX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,072,087
Debt Securities	12,476,458
LIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,026,702
Debt Securities	2,449,554
LX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	27,381,323
Debt Securities	23,962,959
LX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	7,665,541
Debt Securities	$ 9,102,830
XII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			5,829,400
Debt Securities			18,472,610
XII | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			40,000
Debt Securities			150,114
XLVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				$ 8,500
Debt Securities				4,748,244
XLVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2
Debt Securities			1,193
XLIX Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			1,246,500
Debt Securities			5,544,283
XLIX Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			57,000
Debt Securities			200,637
LI Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,715,058
Debt Securities			9,502,336
LI Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			8,703
Debt Securities			30,403
LII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		7,500		7,500
Debt Securities		$ 6,118,885		$ 4,150,581
LII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			13
Debt Securities			6,901
LIII Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,532,644
Debt Securities			16,440,966
LIII Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			181,152
LIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			3,220,141
Debt Securities			11,743,294
LIV Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			170
Debt Securities			613
LV Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			6,968,538
Debt Securities			21,061,670
LV Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			831,590
Debt Securities			$ 2,777,840